REVERSE STOCK SPLIT	3 Months Ended
Mar. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 3 – REVERSE STOCK SPLIT

On May 1, 2013, the Company filed an amendment to its Articles of Incorporation and effected a 1-for-20 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value, whereby 43,182,599 outstanding shares of the Company’s common stock were exchanged for 2,159,156 newly issued shares of the Company's common stock. Under the terms of the reverse stock split, fractional shares issuable to stockholders were rounded up to the nearest whole share, resulting in a reverse split slightly less than 1-for-20 in the aggregate. All per share amounts and number of shares (other than authorized shares) in the consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split resulting in the transfer of $41,024 from common stock to additional paid in capital at March 31, 2013 and December 31, 2012.